Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels Cost, Beginning Balance	$ 105,008	$ 103,137	$ 103,137
Vessels Cost, Disposal	(29,180)
Vessels Cost, Depreciation	0	0	0
Vessels Cost, Vessel held for sale		(3,466)
Vessels Cost, Vessel impairment charge		(23,978)	12,480
Vessels Cost, Reclassified to vessels, net		29,315
Vessels Cost, Leased vessel	12,250
Vessels Cost, Ending Balance	88,078	105,008	103,137
Accumulated Depreciation, Beginning Balance	(33,174)	(27,447)	(21,718)
Accumulated Depreciation, Depreciation	(4,896)	(5,727)	(5,729)
Accumulated Depreciation, Disposal	12,726
Accumulated Depreciation, Vessel held for sale		0
Accumulated Depreciation, Vessel impairment charge		0
Accumulated Depreciation, Leased vessel	(424)
Accumulated Depreciation, Ending Balance	(25,768)	(33,174)	(27,447)
Net Book Value, Beginning Balance	71,834	75,690	81,419
Net Book Value, Depreciation	(4,896)	(5,727)	(5,729)
Net Book Value, Disposal	(16,454)
Net Book Value, Vessel held for sale		(3,466)
Net Book Value, Vessel impairment charge		(23,978)
Net Book Value, Reclassified to vessels, net	0	27,455	12,480
Net Book Value, Leased vessel	11,826	0
Net Book Value, Ending Balance	$ 50,484	$ 71,834	$ 75,690